COMBINED FINANCIAL INFORMATION - Cash Flows (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	CAD 357,748	CAD 280,692
Items not involving current cash flows	(192,530)	(121,864)
Changes in working capital balances	(7,597)	(41)
Other operating activities	1,056	1,204
Cash provided by operating activities	158,677	159,991
INVESTING ACTIVITIES
Business acquisition	(153,979)
Investment property capital additions - Maintenance or improvements	(10,736)	(2,063)
Investment property capital additions - Developments or expansions	(72,404)	(17,221)
Other investing activities	(728)	31,063
Cash provided by (used in) investing activities	(237,847)	11,779
FINANCING ACTIVITIES
Distributions paid	(122,637)	(113,095)
Other financing activities	17,399	73,134
Cash used in financing activities	(105,238)	(39,961)
Effect of exchange rate changes	7,212	(4,749)
Net increase (decrease) in cash and cash equivalents during the year	(177,196)	127,060
Granite REIT
OPERATING ACTIVITIES
Net income	357,748	280,692
Items not involving current cash flows	(192,530)	(121,864)
Changes in working capital balances	(8,011)	81
Other operating activities	1,056	1,204
Cash provided by operating activities	158,263	160,113
INVESTING ACTIVITIES
Business acquisition	(153,979)
Investment property capital additions - Maintenance or improvements	(10,736)	(2,063)
Investment property capital additions - Developments or expansions	(72,404)	(17,221)
Other investing activities	(728)	31,063
Cash provided by (used in) investing activities	(237,847)	11,779
FINANCING ACTIVITIES
Distributions paid	(122,637)	(113,095)
Other financing activities	17,399	73,134
Cash used in financing activities	(105,238)	(39,961)
Effect of exchange rate changes	7,212	(4,749)
Net increase (decrease) in cash and cash equivalents during the year	(177,610)	127,182
Granite GP
OPERATING ACTIVITIES
Net income	4	3
Items not involving current cash flows	(4)	(3)
Changes in working capital balances	414	(122)
Cash provided by operating activities	414	(122)
FINANCING ACTIVITIES
Net increase (decrease) in cash and cash equivalents during the year	414	(122)
Eliminations/Adjustments
OPERATING ACTIVITIES
Net income	(4)	(3)
Items not involving current cash flows	CAD 4	CAD 3